Sales Revenue - Summary of Information Regarding Receivables from Contracts with Customers and Contract Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Receivables from contracts with customers: [abstract]
Trade receivables	¥ 516,705	¥ 707,337
Contract liabilities:
Other current liabilities	221,959	214,888
Other noncurrent liabilities	¥ 167,076	¥ 165,722